UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811 - 08270

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS

601 UNION STREET, SUITE 3525
SEATTLE, WA 98101

MICHELE T. MOSCA
RAINIER INVESTMENT MANAGEMENT, LLC
601 UNION STREET, SUITE 3525
SEATTLE, WA 98101

(800) 248-6314

Date of fiscal year end: March 31

Date of reporting period:  June 30, 2016

Item 1. Schedule of Investments.

Rainier Large Cap Equity Fund
Schedule of Investments
June 30, 2016 (Unaudited)

COMMON STOCKS (99.6%)	Shares	Value
CONSUMER DISCRETIONARY (14.4%)
CBS Corp. Cl. B	24,790	$1,349,568
Coach, Inc.	44,860	1,827,596
Mohawk Industries, Inc.*	11,540	2,189,830
Newell Brands, Inc.	32,680	1,587,268
NIKE, Inc. Cl. B	27,330	1,508,616
O'Reilly Automotive, Inc.*	8,110	2,198,621
Polaris Industries, Inc.	14,060	1,149,546
Royal Caribbean Cruises Ltd.^	22,280	1,496,102
Starbucks Corp.	41,710	2,382,475
The Home Depot, Inc.	24,990	3,190,973
Total Consumer Discretionary		18,880,595

CONSUMER STAPLES (9.4%)
Church & Dwight Co., Inc.	22,358	2,300,415
Constellation Brands, Inc. Cl. A	6,870	1,136,298
Costco Wholesale Corp.	16,265	2,554,256
Monster Beverage Corp.*	13,950	2,241,904
Spectrum Brands Holdings, Inc.	19,460	2,321,773
The Estee Lauder Companies, Inc. Cl. A	20,124	1,831,686
Total Consumer Staples		12,386,332

ENERGY (9.8%)
Anadarko Petroleum Corp.	47,890	2,550,142
Concho Resources, Inc.*	18,290	2,181,448
Continental Resources, Inc.*	47,080	2,131,312
EOG Resources, Inc.	24,850	2,072,987
Newfield Exploration Co.*	34,070	1,505,213
Schlumberger Ltd.^	31,263	2,472,278
Total Energy		12,913,380

FINANCIALS (15.8%)
American Tower Corp.	25,570	2,905,008
BlackRock, Inc.	9,010	3,086,195
Citigroup, Inc.	82,969	3,517,056
CME Group, Inc.	17,260	1,681,124
Intercontinental Exchange, Inc.	7,690	1,968,332
Signature Bank*	25,570	3,194,204
Simon Property Group, Inc.	10,390	2,253,591
The Goldman Sachs Group, Inc.	14,310	2,126,180
Total Financials		20,731,690

HEALTH CARE (11.5%)
Alexion Pharmaceuticals, Inc.*	13,170	1,537,729
Allergan plc*^	15,880	3,669,709
Boston Scientific Corp.*	125,500	2,932,935
Bristol-Myers Squibb Co.	29,770	2,189,584
Endo International plc*^	37,080	578,077
Shire plc - ADR^	13,360	2,459,309
Universal Health Services, Inc. Cl. B.	12,500	1,676,250
Total Health Care		15,043,593

	Shares	Value
INDUSTRIALS (11.5%)
Cintas Corp.	20,490	$2,010,684
Delta Air Lines, Inc.	66,030	2,405,473
Dover Corp.	22,700	1,573,564
HD Supply Holdings, Inc.*	51,960	1,809,247
Ingersoll-Rand plc^	31,400	1,999,552
Raytheon Co.	9,440	1,283,368
Snap-On, Inc.	8,890	1,403,020
Union Pacific Corp.	30,468	2,658,333
Total Industrials		15,143,241

INFORMATION TECHNOLOGY (20.4%)
Alphabet, Inc. Cl. A*	6,396	4,499,778
Applied Materials, Inc.	90,020	2,157,779
Facebook, Inc. Cl. A*	27,810	3,178,127
Intel Corp.	78,290	2,567,912
MasterCard, Inc. Cl. A	21,090	1,857,185
Microsoft Corp.	91,140	4,663,634
NXP Semiconductors NV*^	16,040	1,256,574
Palo Alto Networks, Inc.*	7,850	962,724
salesforce.com, Inc.*	20,820	1,653,316
Visa, Inc. Cl. A	53,730	3,985,154
Total Information Technology		26,782,183

MATERIALS (6.8%)
Nucor Corp.	25,010	1,235,744
PPG Industries, Inc.	11,450	1,192,518
Steel Dynamics, Inc.	41,440	1,015,280
The Sherwin-Williams Co.	8,720	2,560,802
Vulcan Materials Co.	23,750	2,858,550
Total Materials		8,862,894

TOTAL COMMON STOCKS
(Cost $105,826,872)		$130,743,908

SHORT TERM INVESTMENT (0.3%)
MONEY MARKET FUNDS (0.3%)
Short-Term Investment Trust Treasury Portfolio - Institutional Class
0.27%**	368,831	368,831
TOTAL MONEY MARKET FUNDS
(Cost $368,831)		$368,831

TOTAL INVESTMENTS (99.9%)
(Cost $106,195,703)		$131,112,739

OTHER ASSETS IN EXCESS OF LIABILITIES (0.1%)		173,170
TOTAL NET ASSETS (100.0%)		$131,285,909

ADR - American Depository Receipt
* Non-income producing security.
** Rate quoted is seven-day yield at period end.
^ U.S. Dollar denominated foreign security.

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by Rainier Investment Management, LLC.

The cost basis of investment for federal income tax purposes at June 30, 2016, was as follows***:

Cost of investments	$106,195,703
Gross unrealized appreciation	27,521,246
Gross unrealized depreciation	(2,604,210)
Net unrealized appreciation	$24,917,036

*** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Rainier Mid Cap Equity Fund
Schedule of Investments
June 30, 2016 (Unaudited)

COMMON STOCKS (98.0%)	Shares	Value
CONSUMER DISCRETIONARY (15.8%)
Brunswick Corp.	134,090	$6,076,959
Burlington Stores, Inc.*	61,040	4,071,978
Coach, Inc.	118,950	4,846,023
Dollar Tree, Inc.*	66,880	6,302,771
Helen of Troy Ltd.*^	37,980	3,905,863
Lennar Corp. Cl. A	154,550	7,124,755
Live Nation Entertainment, Inc.*	146,480	3,442,280
Mohawk Industries, Inc.*	92,560	17,564,186
Newell Brands, Inc.	150,280	7,299,100
Polaris Industries, Inc.	52,610	4,301,394
Royal Caribbean Cruises Ltd.^	91,640	6,153,626
Tractor Supply Co.	88,240	8,045,723
Ulta Salon Cosmetics & Fragrance, Inc.*	20,070	4,889,855
Total Consumer Discretionary		84,024,513

CONSUMER STAPLES (8.3%)
Casey's General Stores, Inc.	74,350	9,777,768
Constellation Brands, Inc. Cl. A	19,390	3,207,106
Pinnacle Foods, Inc.	128,110	5,930,212
Snyder's-Lance, Inc.	202,690	6,869,164
Spectrum Brands Holdings, Inc.	49,620	5,920,162
The WhiteWave Foods Co.*	176,940	8,305,564
TreeHouse Foods, Inc.*	40,060	4,112,159
Total Consumer Staples		44,122,135

ENERGY (6.1%)
Cimarex Energy Co.	21,980	2,622,653
Concho Resources, Inc.*	118,340	14,114,412
Newfield Exploration Co.*	354,170	15,647,231
Total Energy		32,384,296

FINANCIALS (21.3%)
American Campus Communities, Inc.	123,780	6,544,248
Bank of the Ozarks, Inc.	128,010	4,802,935
Brixmor Property Group, Inc.	251,010	6,641,725
CBRE Group, Inc. Cl. A*	444,620	11,773,538
E*TRADE Financial Corp.*	173,640	4,078,804
Equinix, Inc.	29,660	11,500,072
Extra Space Storage, Inc.	113,220	10,477,379
First Republic Bank	37,240	2,606,428
Healthcare Trust of America, Inc. Cl. A.	281,840	9,114,706
Intercontinental Exchange, Inc.	24,960	6,388,762
Invesco Ltd.^	111,280	2,842,091
Lazard Ltd. Cl. A^	47,590	1,417,230
Old Republic International Corp.	150,560	2,904,302
Progressive Corp.	129,950	4,353,325
Prologis, Inc.	224,560	11,012,422
Signature Bank*	32,860	4,104,871
Synovus Financial Corp.	204,290	5,922,367
Western Alliance Bancorp*	201,090	6,565,588
Total Financials		113,050,793

	Shares	Value
HEALTH CARE (10.9%)
Acadia Healthcare Co., Inc.*	102,310	$5,667,974
Akorn, Inc.*	201,980	5,753,400
Boston Scientific Corp.*	207,390	4,846,704
Envision Healthcare Holdings, Inc.*	191,470	4,857,594
Incyte Corp.*	19,670	1,573,206
Medivation, Inc.*	54,850	3,307,455
MEDNAX, Inc.*	142,960	10,354,593
NuVasive, Inc.*	100,530	6,003,652
Perrigo Co. plc^	27,710	2,512,466
Teleflex, Inc.	16,010	2,838,733
Universal Health Services, Inc. Cl. B.	34,760	4,661,316
VCA, Inc.*	76,500	5,172,165
Total Health Care		57,549,258

INDUSTRIALS (13.2%)
A.O. Smith Corp.	94,540	8,329,919
Acuity Brands, Inc.	30,270	7,505,749
AMETEK, Inc.	111,680	5,162,967
Dycom Industries, Inc.*	27,000	2,423,520
HD Supply Holdings, Inc.*	191,720	6,675,690
Ingersoll-Rand plc^	89,660	5,709,549
JetBlue Airways Corp.*	298,650	4,945,644
Kansas City Southern	58,050	5,229,725
Lennox International, Inc.	19,170	2,733,642
Snap-On, Inc.	38,100	6,012,942
Southwest Airlines Co.	265,320	10,403,197
The Middleby Corp.*	42,410	4,887,753
Total Industrials		70,020,297

INFORMATION TECHNOLOGY (14.0%)
Amphenol Corp. Cl. A	69,750	3,998,767
Analog Devices, Inc.	51,210	2,900,534
Broadcom Ltd.^	39,130	6,080,802
Cadence Design Systems, Inc.*	85,530	2,078,379
CoStar Group, Inc.*	37,580	8,217,243
Euronet Worldwide, Inc.*	57,310	3,965,279
Fortinet, Inc.*	125,730	3,971,811
Gartner, Inc.*	31,390	3,057,700
Lam Research Corp.	65,650	5,518,539
M/A-COM Technology Solutions Holdings, Inc.*	172,820	5,699,603
NXP Semiconductors NV*^	57,600	4,512,384
ON Semiconductor Corp.*	507,390	4,475,180
Palo Alto Networks, Inc.*	45,340	5,560,498
Total System Services, Inc.	112,190	5,958,411
Tyler Technologies, Inc.*	50,700	8,452,197
Total Information Technology		74,447,327

MATERIALS (7.2%)
Axalta Coating Systems Ltd.*^	88,500	2,347,905
Eagle Materials, Inc.	93,700	7,228,955
Nucor Corp.	58,880	2,909,261
The Sherwin-Williams Co.	16,750	4,918,973
Vulcan Materials Co.	170,390	20,508,140
Total Materials		37,913,234

	Shares	Value
UTILITIES (1.2%)
American Water Works Co., Inc.	72,110	$6,094,016
Total Utilities		6,094,016

TOTAL COMMON STOCKS
(Cost $440,002,091)		$519,605,869

SHORT TERM INVESTMENT (2.2%)
MONEY MARKET MUTUAL FUND (2.2%)
Short-Term Investment Trust Treasury Portfolio - Institutional Class
0.27%**	11,922,963	11,922,963
TOTAL SHORT TERM INVESTMENT
(Cost $11,922,963)		$11,922,963

TOTAL INVESTMENTS (100.2%)		$531,528,832
(Cost $451,925,054)

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.2%)		(1,219,936)
TOTAL NET ASSETS (100.0%)		$530,308,896

* Non-income producing security.
** Rate quoted is seven-day yield at period end.
^ U.S. Dollar denominated foreign security.

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by Rainier Investment Management, LLC.

The cost basis of investment for federal income tax purposes at June 30, 2016, was as follows***:

Cost of investments	$451,925,054
Gross unrealized appreciation	94,486,927
Gross unrealized depreciation	(14,883,149)
Net unrealized appreciation	$79,603,778

*** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Rainier Small/Mid Cap Equity Fund
Schedule of Investments
June 30, 2016 (Unaudited)

COMMON STOCKS (99.2%)	Shares	Value
CONSUMER DISCRETIONARY (12.9%)
Brunswick Corp.	117,790	$5,338,243
Burlington Stores, Inc.*	65,350	4,359,498
Coach, Inc.	126,290	5,145,055
Dollar Tree, Inc.*	61,540	5,799,530
Fiesta Restaurant Group, Inc.*	98,110	2,139,779
G-III Apparel Group Ltd.*	99,010	4,526,737
Helen of Troy Ltd.*^	41,130	4,229,809
Lennar Corp. Cl. A	125,910	5,804,451
Live Nation Entertainment, Inc.*	91,890	2,159,415
Mohawk Industries, Inc.*	69,040	13,101,030
Norwegian Cruise Line Holdings Ltd.*^	132,300	5,270,832
Oxford Industries, Inc.	63,240	3,580,649
Polaris Industries, Inc.	51,850	4,239,256
Skechers USA, Inc. Cl. A*	94,760	2,816,267
Ulta Salon Cosmetics & Fragrance, Inc.*	20,990	5,114,004
Total Consumer Discretionary		73,624,555

CONSUMER STAPLES (6.0%)
Casey's General Stores, Inc.	74,570	9,806,701
Dean Foods Co.	316,150	5,719,153
Pinnacle Foods, Inc.	117,810	5,453,425
Snyder's-Lance, Inc.	192,910	6,537,720
The WhiteWave Foods Co.*	140,520	6,596,009
Total Consumer Staples		34,113,008

ENERGY (5.6%)
Callon Petroleum Co.*	1,269,860	14,260,528
Concho Resources, Inc.*	28,620	3,413,507
Newfield Exploration Co.*	318,510	14,071,772
Total Energy		31,745,807

FINANCIALS (20.8%)
Agree Realty Corp.	35,300	1,702,872
American Campus Communities, Inc.	59,700	3,156,339
Argo Group International Holdings Ltd.^	36,790	1,909,401
Bank of the Ozarks, Inc.	124,040	4,653,981
Brixmor Property Group, Inc.	169,890	4,495,289
CBRE Group, Inc. Cl. A*	412,640	10,926,707
CubeSmart	205,120	6,334,106
E*TRADE Financial Corp.*	187,570	4,406,019
Equinix, Inc.	29,970	11,620,268
Evercore Partners, Inc. Cl. A	146,150	6,458,368
Extra Space Storage, Inc.	49,580	4,588,133
First Republic Bank	31,930	2,234,781
Heritage Financial Corp.	142,280	2,501,282
Hudson Pacific Properties, Inc.	107,010	3,122,552
Invesco Ltd.^	57,950	1,480,043
Monmouth Real Estate Investment Corp.	621,630	8,242,814
Old Republic International Corp.	58,970	1,137,531
Physicians Realty Trust	446,880	9,388,949
Progressive Corp.	133,150	4,460,525

	Shares	Value
FINANCIALS (20.8%)(Continued)
Prologis, Inc.	110,840	$5,435,594
Retail Opportunity Investments Corp.	361,420	7,831,971
Synovus Financial Corp.	198,950	5,767,561
Western Alliance Bancorp*	200,030	6,530,980
Total Financials		118,386,066

HEALTH CARE (13.7%)
Acadia Healthcare Co., Inc.*	110,800	6,138,320
Akorn, Inc.*	185,950	5,296,786
Amedisys, Inc.*	64,060	3,233,749
AMN Healthcare Services, Inc.*	184,210	7,362,874
Envision Healthcare Holdings, Inc.*	208,330	5,285,332
Incyte Corp.*	21,500	1,719,570
Ionis Pharmaceuticals, Inc.*	119,980	2,794,334
Medivation, Inc.*	47,520	2,865,456
MEDNAX, Inc.*	154,060	11,158,566
Natus Medical, Inc.*	108,030	4,083,534
NuVasive, Inc.*	109,490	6,538,743
Perrigo Co. plc^	35,220	3,193,397
Teleflex, Inc.	39,910	7,076,442
Universal Health Services, Inc. Cl. B.	36,890	4,946,949
VCA, Inc.*	91,600	6,193,076
Total Health Care		77,887,128

INDUSTRIALS (16.5%)
A.O. Smith Corp.	96,300	8,484,993
Acuity Brands, Inc.	32,700	8,108,292
Apogee Enterprises, Inc.	136,100	6,308,235
Astec Industries, Inc.	91,560	5,141,094
Comfort Systems USA, Inc.	152,940	4,981,256
Dycom Industries, Inc.*	90,140	8,090,966
Granite Construction, Inc.	89,510	4,077,180
HD Supply Holdings, Inc.*	168,640	5,872,045
JetBlue Airways Corp.*	351,660	5,823,490
Kansas City Southern	40,500	3,648,645
Lennox International, Inc.	12,640	1,802,464
Masonite International Corp.*^	98,080	6,487,011
Mercury Systems, Inc.*	198,870	4,943,908
On Assignment, Inc.*	121,590	4,492,751
Snap-On, Inc.	26,610	4,199,590
Southwest Airlines Co.	215,340	8,443,481
Tetra Tech, Inc.	88,060	2,707,405
Total Industrials		93,612,806

INFORMATION TECHNOLOGY (16.5%)
Cadence Design Systems, Inc.*	99,930	2,428,299
CoStar Group, Inc.*	33,120	7,242,019
Cray, Inc.*	51,630	1,544,770
Euronet Worldwide, Inc.*	42,960	2,972,402
Finisar Corp.*	263,010	4,605,305
Fortinet, Inc.*	135,490	4,280,129
Gartner, Inc.*	33,270	3,240,831
Intersil Corp. Cl. A	331,190	4,484,313

	Shares	Value
INFORMATION TECHNOLOGY (16.5%)(Continued)
Lam Research Corp.	68,230	$5,735,414
Lumentum Holdings, Inc.*	222,900	5,394,180
MACOM Technology Solutions Holdings, Inc.*	137,420	4,532,112
ON Semiconductor Corp.*	547,930	4,832,743
Orbotech Ltd.*^	166,150	4,245,132
OSI Systems, Inc.*	92,690	5,388,070
Palo Alto Networks, Inc.*	34,260	4,201,646
Proofpoint, Inc.*	93,270	5,884,404
RingCentral, Inc. Cl. A*	298,460	5,885,631
Stamps.com, Inc.*	65,340	5,712,023
Total System Services, Inc.	83,590	4,439,465
Tyler Technologies, Inc.*	41,420	6,905,128
Total Information Technology		93,954,016

MATERIALS (6.4%)
Axalta Coating Systems Ltd.*^	51,550	1,367,622
Eagle Materials, Inc.	98,950	7,633,992
Louisiana-Pacific Corp.*	141,780	2,459,883
Minerals Technologies, Inc.	66,610	3,783,448
Steel Dynamics, Inc.	95,150	2,331,175
Vulcan Materials Co.	158,670	19,097,521
Total Materials		36,673,641

UTILITIES (0.8%)
American Water Works Co., Inc.	52,860	4,467,198
Total Utilities		4,467,198

TOTAL COMMON STOCKS
(Cost $489,114,143)		$564,464,225

SHORT TERM INVESTMENT (1.7%)
MONEY MARKET FUNDS (1.7%)
Short-Term Investment Trust Treasury Portfolio - Institutional Class
0.27%**	9,737,870	9,737,870
TOTAL MONEY MARKET FUNDS
(Cost $9,737,870)		$9,737,870

TOTAL INVESTMENTS (100.9%)		$574,202,095
(Cost $498,852,013)

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.9%)		(5,400,904)
TOTAL NET ASSETS (100.0%)		$568,801,191

* Non-income producing security.
** Rate quoted is seven-day yield at period end.
^ U.S. Dollar denominated foreign security.

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by Rainier Investment Management, LLC.

The cost basis of investment for federal income tax purposes at June 30, 2016, was as follows***:

Cost of investments	$498,852,013
Gross unrealized appreciation	93,566,303
Gross unrealized depreciation	(18,216,221)
Net unrealized appreciation	$75,350,082

*** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

MN Rainier Intermediate Fixed Income Fund
Schedule of Investments
June 30, 2016 (Unaudited)

	Principal Amount	Value
DEBT SECURITIES (96.3%)
CORPORATE BONDS (56.9%)
AUTO COMPONENTS (1.3%)
Magna International, Inc.^
3.625%, 06/15/2024	$765,000	$808,262
Total Auto Components		808,262

BANKS (17.6%)
Bank of America Corp.
5.650%, 05/01/2018	1,345,000	1,441,996
Comerica, Inc.
2.125%, 05/23/2019	205,000	207,870
HSBC Holdings plc^
4.000%, 03/30/2022	1,360,000	1,430,659
Royal Bank of Canada^
2.150%, 03/15/2019	1,490,000	1,522,842
The Bank of Nova Scotia^
2.050%, 10/30/2018	740,000	752,165
The Bear Stearns & Co., Inc.
5.550%, 01/22/2017	2,250,000	2,302,443
Wachovia Corp.
5.625%, 10/15/2016	1,220,000	1,235,455
Westpac Banking Corp.:^
2.000%, 08/14/2017	1,490,000	1,504,848
1.950%, 11/23/2018	245,000	248,325
Total Banks		10,646,603

BEVERAGES (1.4%)
Coca-Cola Femsa S.A.B. de C.V.^
2.375%, 11/26/2018	850,000	867,355
Total Beverages		867,355

CAPITAL MARKETS (6.3%)
BlackRock, Inc.
5.000%, 12/10/2019	405,000	453,793
Morgan Stanley
4.750%, 03/22/2017	1,395,000	1,429,849
The Goldman Sachs Group, Inc.:
5.950%, 01/18/2018	1,352,000	1,440,802
7.500%, 02/15/2019	425,000	486,327
Total Capital Markets		3,810,771

COMMUNICATION EQUIPMENT (1.4%)
Cisco Systems, Inc.
4.450%, 01/15/2020	780,000	861,981
Total Communications Equipment		861,981

CONSUMER FINANCE (5.9%)
American Express Co.
7.000%, 03/19/2018	1,280,000	1,398,752

	Principal Amount	Value
CONSUMER FINANCE (5.9%)(Continued)
American Honda Finance Corp.
2.125%, 10/10/2018	$600,000	$616,244
Toyota Motor Credit Corp.
3.300%, 01/12/2022	1,435,000	1,545,371
Total Consumer Finance		3,560,367

DIVERSIFIED FINANCIAL SERVICES (2.8%)
General Electric Capital Corp.
5.625%, 09/15/2017	1,600,000	1,691,251
Total Diversified Financial Services		1,691,251

DIVERSIFIED TELECOMMUNICATION SERVICES (1.2%)
Verizon Communications, Inc.
4.150%, 03/15/2024	625,000	690,591
Total Diversified Communication Services		690,591

FOOD & STAPLES RETAILING (0.6%)
Sysco Corp.
3.750%, 10/01/2025	325,000	348,402
Total Food & Staples Retailing		348,402

FOOD PRODUCTS (1.4%)
Archer-Daniels-Midland Co.
4.479%, 03/01/2021	750,000	846,651
Total Food Products		846,651

HEALTH CARE PROVIDERS & SERVICES (0.9%)
UnitedHealth Group, Inc.
6.000%, 02/15/2018	485,000	523,113
Total Health Care Providers & Services		523,113

INSURANCE (1.9%)
The Travelers Cos., Inc.
5.900%, 06/02/2019	1,035,000	1,168,534
Total Insurance		1,168,534

MEDIA (2.3%)
Comcast Corp.
3.375%, 02/15/2025	1,295,000	1,397,730
Total Media		1,397,730

OIL, GAS & CONSUMABLE FUELS (3.9%)
Shell International Finance BV^
4.375%, 03/25/2020	535,000	588,304
Statoil ASA^
3.125%, 08/17/2017	1,155,000	1,183,013
Total Capital SA^
4.450%, 06/24/2020	545,000	604,815
Total Oil, Gas & Consumable Fuels		2,376,132

PHARMACEUTICALS (2.0%)
AstraZeneca plc^
1.950%, 09/18/2019	240,000	244,096
GlaxoSmithKline Capital, Inc.
2.800%, 03/18/2023	510,000	535,665

	Principal Amount	Value
PHARMACEUTICALS (2.0%)(Continued)
Sanofi^
1.250%, 04/10/2018	$395,000	$397,542
Total Pharmaceuticals		1,177,303

REAL ESTATE (1.6%)
Simon Property Group LP
3.375%, 10/01/2024	880,000	944,910
Total Real Estate		944,910

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.1%)
Texas Instruments, Inc.
2.750%, 03/12/2021	265,000	282,590
Xilinx, Inc.
3.000%, 03/15/2021	965,000	1,009,712
Total Semiconductors & Semiconductor Equipment		1,292,302

UTILITIES (2.3%)
Southern California Edison Co.
3.875%, 06/01/2021	1,280,000	1,410,874
Total Utilities		1,410,874

TOTAL CORPORATE BONDS
(Cost $32,920,269)		$34,423,132

U.S. TREASURY OBLIGATIONS (39.4%)
U.S. TREASURY INFLATION PROTECTED SECURITIES (5.3%) †
0.125%, 04/15/2018	1,262,749	1,281,952
0.125%, 04/15/2020	1,869,693	1,913,356
TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES
(Cost $3,181,517)		$3,195,308

U.S. TREASURY NOTES (34.1%)
0.500%, 01/31/2017	1,195,000	1,195,501
0.750%, 01/31/2018	2,520,000	2,526,890
1.125%, 01/15/2019	5,510,000	5,572,098
1.375%, 01/31/2021	4,210,000	4,284,660
1.750%, 01/31/2023	5,170,000	5,328,936
2.250%, 11/15/2025	1,655,000	1,765,742
TOTAL U.S. TREASURY NOTES
(Cost $20,378,718)		$20,673,827

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $23,560,235)		$23,869,135

TOTAL DEBT SECURITIES
(Cost $56,480,504)		$58,292,267

	Shares
SHORT TERM INVESTMENT (0.1%)
MONEY MARKET FUNDS (0.1%)
Short-Term Investment Trust Treasury Portfolio - Institutional Class
0.27%*	43,550	43,550
TOTAL SHORT TERM INVESTMENT
(Cost $43,550)		$43,550

TOTAL INVESTMENTS (96.4%)	$58,335,817
(Cost $56,524,054)

OTHER ASSETS IN EXCESS OF LIABILITIES (3.6%)	2,197,977
TOTAL NET ASSETS (100.0%)	$60,533,794

† Principal amount of security is adjusted for inflation.
* Rate quoted is seven-day yield at period end.
^ U.S. Dollar denominated foreign security.

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by Rainier Investment Management, LLC.

The cost basis of investment for federal income tax purposes at June 30, 2016, was as follows**:

Cost of investments	$56,524,054
Gross unrealized appreciation	1,811,891
Gross unrealized depreciation	(128)
Net unrealized appreciation	$1,811,763

** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Rainier International Discovery Fund
Schedule of Investments
June 30, 2016 (Unaudited)

COMMON STOCKS (93.9%)	Shares	Value
AUSTRALIA (2.1%)
Burson Group Ltd.	538,250	$2,231,082
Domino's Pizza Enterprises Ltd.	36,290	1,867,396
Total Australia		4,098,478

BELGIUM (2.0%)
Melexis NV	31,330	1,968,731
Umicore SA	38,780	2,003,160
Total Belgium		3,971,891

BRAZIL (1.0%)
Raia Drogasil SA	101,700	2,009,749
Total Brazil		2,009,749

CANADA (6.2%)
Canadian Apartment Properties	110,800	2,843,862
Dollarama, Inc.	46,540	3,249,280
Raging River Exploration, Inc. *	228,100	1,814,984
TORC Oil & Gas Ltd.	277,300	1,760,022
Tourmaline Oil Corp. *	90,400	2,379,739
Total Canada		12,047,887

CHINA (0.9%)
China Biologic Products, Inc. *	11,430	1,215,238
Xinyi Solar Holdings Ltd.	1,508,000	599,052
Total China		1,814,290

DENMARK (5.0%)
Ambu A/S	41,260	1,707,712
Chr. Hansen Holdings A/S	36,180	2,376,133
Royal Unibrew A/S	94,700	4,236,345
SimCorp A/S	28,050	1,376,597
Total Denmark		9,696,787

FINLAND (2.9%)
Amer Sports OYJ	71,270	1,955,320
Huhtamaki OYJ	87,800	3,643,700
Total Finland		5,599,020

FRANCE (5.4%)
BioMerieux	14,810	2,006,758
Eurofins Scientific SA	6,415	2,376,591
Orpea	46,120	3,781,705
Teleperformance	27,070	2,305,889
Total France		10,470,943

GERMANY (8.1%)
ADO Properties SA	53,940	2,079,230
Duerr AG	26,360	2,001,570
Krones AG	12,430	1,313,001
Nemetschek AG	35,330	1,916,231

	Shares	Value
GERMANY (8.1%)(continued)
PATRIZIA Immobilien AG	97,670	$2,349,379
Sartorius AG	27,920	2,063,059
Sixt SE	35,710	1,836,971
Stroeer SE & Co KGaA	26,510	1,219,444
Wirecard AG	22,543	992,932
Total Germany		15,771,817

HONG KONG (2.4%)
Techtronic Industries Co. Ltd.	1,133,000	4,731,407
Total Hong Kong		4,731,407

INDIA (3.4%)
Aurobindo Pharma Ltd.	154,500	1,704,401
Indiabulls Housing Finance Ltd.	193,170	1,928,217
Kajaria Ceramics Ltd.	75,050	1,344,509
Welspun India Ltd.	1,020,210	1,651,661
Total India		6,628,788

INDONESIA (1.0%)
Kalbe Farma Tbk PT	17,031,600	1,982,023
Total Indonesia		1,982,023

IRELAND (2.8%)
Greencore Group plc	421,020	1,732,656
Kingspan Group plc	64,180	1,388,869
Smurfit Kappa Group plc	104,420	2,299,168
Total Ireland		5,420,693

ISLE OF MAN (0.6%)
GVC Holdings plc	167,230	1,253,385
Total Isle of Man		1,253,385

ITALY (4.0%)
Brembo SpA	29,600	1,630,543
DiasSorin SpA	29,860	1,826,036
FinecoBank SpA	176,350	1,151,736
Prysmian SpA	145,430	3,192,080
Total Italy		7,800,395

JAPAN (18.6%)
Asahi Intecc Co. Ltd.	46,700	2,282,062
Daifuku Co. Ltd.	98,700	1,767,698
Ezaki Glico Co. Ltd.	59,700	3,492,437
Harmonic Drive Systems, Inc.	5,500	154,457
Hoshizaki Electric Co. Ltd.	19,900	1,948,094
Kakaku.com, Inc.	60,800	1,208,077
Lion Corp.	135,000	2,227,433
M3, Inc.	59,800	2,087,019
MISUMI Group, Inc.	106,400	1,921,022
Nihon M&A Center, Inc.	23,100	1,500,366
Park24 Co. Ltd.	57,900	1,989,700
Pigeon Corp.	65,300	1,952,108
Ryohin Keikaku Co. Ltd.	12,100	2,948,741
Santen Pharmaceutical Co. Ltd.	158,300	2,488,031
Seria Co. Ltd.	33,100	2,739,553

	Shares	Value
JAPAN (18.6%)(continued)
Temp Holdings Co. Ltd.	107,300	$1,859,114
Tsuruha Holdings, Inc.	18,900	2,288,575
Yaskawa Electric Corp.	108,100	1,411,399
Total Japan		36,265,886

MEXICO (3.4%)
Alsea S.A.B. de C.V.	787,800	2,999,083
Banregio Grupo Financiero S.A.B. de C.V.	268,800	1,551,118
Gruma S.A.B de C.V.	142,800	2,054,221
Total Mexico		6,604,422

NETHERLANDS (3.3%)
Core Laboratories NV	15,200	1,883,128
Euronext NV	41,270	1,513,998
Koninklijke Wessanen NV	292,730	3,080,679
Total Netherlands		6,477,805

NEW ZEALAND (0.8%)
Fisher & Paykel Healthcare Corp. Ltd.	215,250	1,546,506
Total New Zealand		1,546,506

PHILIPPINES (0.9%)
Universal Robina Corp.	387,660	1,719,352
Total Philippines		1,719,352

REPUBLIC OF KOREA (0.7%)
Osstem Implant Co. Ltd. *	21,060	1,434,515
Total Republic of Korea		1,434,515

SINGAPORE (1.0%)
Raffles Medical Group Ltd.	1,665,000	1,869,702
Total Singapore		1,869,702

SWEDEN (2.5%)
Attendo AB	151,490	1,471,845
Hexpol AB	193,350	1,985,495
NetEnt AB	137,780	1,364,491
Total Sweden		4,821,831

SWITZERLAND (2.6%)
Georg Fischer AG	2,230	1,782,681
U-Blox AG	7,030	1,515,474
Ypsomed Holding AG	9,450	1,784,135
Total Switzerland		5,082,290

TAIWAN (3.0%)
Advantech Co. Ltd.	189,000	1,441,175
Ginko International Co. Ltd.	93,000	971,620
Hota Industrial Manufacturing Co., Ltd.	320,000	1,501,565
Poya International Co. Ltd.	168,390	1,877,804
Total Taiwan		5,792,164

THAILAND (2.0%)
Bumrungrad Hospital PCL	188,500	981,470
Krungthai Card PCL	530,300	1,505,930

	Shares	Value
THAILAND (2.0%)(continued)
Thai Union Group PCL	1,910,300	$1,199,608
Thai Union Group PCL - NVDR	292,100	183,524
Total Thailand		3,870,532

TURKEY (0.7%)
Ulker Biskuvi Sanayi AS	172,850	1,263,113
Total Turkey		1,263,113

UNITED KINGDOM (6.6%)
Cineworld Group plc	175,650	1,281,340
Crest Nicholson Holdings plc	138,730	662,388
Dechra Pharmaceuticals plc	94,260	1,470,676
Domino's Pizza Group plc	452,190	2,009,043
Howden Joinery Group plc	143,220	735,591
JD Sports Fashion plc	89,520	1,380,175
Rightmove plc	45,050	2,200,296
Rotork plc	500,540	1,449,087
The Weir Group plc	85,850	1,658,069
Total United Kingdom		12,846,665

TOTAL COMMON STOCKS
(Cost $166,732,983)		$182,892,336

SHORT TERM INVESTMENTS (6.8%)
MONEY MARKET FUNDS (6.8%)
First American Government Obligations Fund Cl. Z
0.26%**	3,557,286	3,557,286
Short-Term Investment Treasury Portfolio - Institutional Class
0.27%**	9,632,000	9,632,000
TOTAL SHORT TERM INVESTMENTS
(Cost $13,189,286)		$13,189,286

TOTAL INVESTMENTS (100.7%)
(Cost $179,922,269)		$196,081,622

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.7%)		(1,352,321)
TOTAL NET ASSETS (100.0%)		$194,729,301

Sector Diversification	Percentage
Consumer Discretionary	19.5%
Health Care	19.0%
Industrials	15.1%
Consumer Staples	14.1%
Information Technology	8.2%
Financials	7.7%
Materials	6.3%
Energy	4.0%
TOTAL PORTFOLIO	93.9%
SHORT TERM INVESTMENTS AND LIABILITIES IN EXCESS OF OTHER ASSETS	6.1%
TOTAL NET ASSETS	100.0%

NVDR - Non-Voting Depository Receipt
* Non-income producing security.
** Rate quoted is seven-day yield at period end.

Securities are classified by country of major operations.

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by Rainier Investment Management, LLC.

The cost basis of investment for federal income tax purposes at June 30, 2016, was as follows***:

Cost of investments	$179,922,269
Gross unrealized appreciation	22,798,900
Gross unrealized depreciation	(6,639,547)
Net unrealized appreciation	$16,159,353

*** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Rainier Large Cap Growth Equity Fund
Schedule of Investments
June 30, 2016 (Unaudited)

COMMON STOCKS (99.1%)	Shares	Value
CONSUMER DISCRETIONARY (20.9%)
Amazon.com, Inc.*	65	$46,515
Mohawk Industries, Inc.*	100	18,976
Newell Brands, Inc.	490	23,799
Polaris Industries, Inc.	270	22,075
Royal Caribbean Cruises Ltd.^	260	17,459
Starbucks Corp.	480	27,418
The Priceline Group, Inc.*	21	26,217
Ulta Salon Cosmetics & Fragrance, Inc.*	90	21,928
Total Consumer Discretionary		204,387

CONSUMER STAPLES (9.4%)
Constellation Brands, Inc. Cl. A	110	18,194
Costco Wholesale Corp.	225	35,334
Monster Beverage Corp.*	120	19,285
The Estee Lauder Companies, Inc. Cl. A	210	19,114
Total Consumer Staples		91,927

ENERGY (6.2%)
Concho Resources, Inc.*	170	20,276
Continental Resources, Inc.*	450	20,371
Halliburton Co.	430	19,475
Total Energy		60,122

FINANCIALS (6.9%)
Intercontinental Exchange, Inc.	80	20,477
Signature Bank*	160	19,987
The Goldman Sachs Group, Inc.	180	26,744
Total Financials		67,208

HEALTH CARE (13.3%)
Alexion Pharmaceuticals, Inc.*	155	18,098
Allergan plc*^	182	42,059
Boston Scientific Corp.*	1,160	27,109
Bristol-Myers Squibb Co.	260	19,123
Shire plc - ADR^	130	23,930
Total Health Care		130,319

INDUSTRIALS (13.7%)
Delta Air Lines, Inc.	540	19,672
Dover Corp.	350	24,262
Ingersoll-Rand plc^	450	28,655
Raytheon Co.	210	28,550
Union Pacific Corp.	370	32,283
Total Industrials		133,422

INFORMATION TECHNOLOGY (21.2%)
Alphabet, Inc. Cl. A*	42	29,548
Applied Materials, Inc.	1,190	28,524
Facebook, Inc. Cl. A*	285	32,571
Intel Corp.	770	25,256
Palo Alto Networks, Inc.*	205	25,141

	Shares	Value
INFORMATION TECHNOLOGY (21.2%)(Continued)
salesforce.com, Inc.*	290	$23,029
Visa, Inc. Cl. A	574	42,574
Total Information Technology		206,643

MATERIALS (7.5%)
Nucor Corp.	420	20,752
PPG Industries, Inc.	220	22,913
Vulcan Materials Co.	250	30,090
Total Materials		73,755

TOTAL COMMON STOCKS
(Cost $880,073)		$967,783

SHORT TERM INVESTMENT (2.2%)
MONEY MARKET MUTUAL FUND (2.2%)
Short-Term Investment Trust Treasury Portfolio - Institutional Class
0.27%**	21,905	21,905
Total MONEY MARKET FUNDS
(Cost $21,905)		$21,905

TOTAL INVESTMENTS (101.3%)
(Cost $901,978)		$989,688

LIABILITIES IN EXCESS OF OTHER ASSETS (-1.3%)		(12,743)
TOTAL NET ASSETS (100.0%)		$976,945

ADR - American Depository Receipt
* Non-income producing security.
** Rate quoted is seven-day yield at period end.
^ U.S. Dollar denominated foreign security.

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by Rainier Investment Management, LLC.

The cost basis of investment for federal income tax purposes at June 30, 2016, was as follows***:

Cost of investments	$901,978
Gross unrealized appreciation	108,944
Gross unrealized depreciation	(21,234)
Net unrealized appreciation	$87,710

*** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Fair Value of Financial Instruments at June 30, 2016

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund's investments and are summarized in the following fair value hierarchy.

Level 1 - Unadjusted quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, current yields, credit quality, prepayment speeds for mortgage-related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rate, fair value estimates for foreign securities, changes in benchmark securities indices and interest rates).

Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

Equity securities that are traded on national securities exchanges (including exchange-traded funds) are valued at the last reported sale price on the exchange where it is primarily traded. To the extent these securities have market quotes from active markets, they are classified as Level 1.

Foreign equity securities are generally valued at the last reported sale price on the exchange where it is primarily traded. In certain countries, market maker prices, usually the mean between the bid and ask prices, are used. The Trustees have retained an independent fair value pricing service to assist in valuing foreign securities held by the International Discovery Fund on a daily basis. The pricing service montiors the market daily for significant movement and systematically applies a fair value adjustment factor to foreign securities when certain criteria are met. When these securities are valued based on market quotes from active markets, they are classified as Level 1;when adjustment factors are used, these valuations are categorized as Level 2. The Funds also utlize fair value pricing source for fixed income holdings in the Intermediate Fixed Income Fund on certain bond market holidays. When adjustment factors are used, these valuations are categorized as Level 2.

Debt securities held by the Funds are valued by the Funds' pricing vendors, which utilize an evaluated pricing methodology. Evaluated pricing is a technique used to value fixed-income securities without relying exclusively on quoted prices. It draws on market participant assumptions including quoted prices for similar assets, benchmark yield curves and other observable inputs. These are categorized as Level 2.

In the event that prices are not available from a pricing service, the Adviser's Pricing Committee will determine a price in accordance with the Security Valuation Policy; these valuations may be categorized as Level 2 or 3 depending on the inputs to the valuations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments based on the major classification in the Schedules of Investments as of June 30, 2016:

Rainier Large Cap Equity Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stock	$130,743,908	$-	$-	$130,743,908
Total Equity	130,743,908	-	-	130,743,908

Short-Term Investments	368,831	-	-	368,831
Total Investments in Securities	$131,112,739	$-	$-	$131,112,739

Rainier Mid Cap Equity Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stock	$519,605,869	$-	$-	$519,605,869
Total Equity	519,605,869	-	-	519,605,869

Short-Term Investments	11,922,963	-	-	11,922,963
Total Investments in Securities	$531,528,832	$-	$-	$531,528,832

Rainier Small/Mid Cap Equity Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stock	$564,464,225	$-	$-	$564,464,225
Total Equity	564,464,225	-	-	564,464,225

Short-Term Investments	9,737,870	-	-	9,737,870
Total Investments in Securities	$574,202,095	$-	$-	$574,202,095

MN Rainier Intermediate Fixed Income Fund
	Level 1	Level 2	Level 3	Total

Fixed Income
Federal Agency Obligations	$-	$23,869,135	$-	$23,869,135
Corporate Bonds	-	34,423,132	-	34,423,132
Total Fixed Income	-	58,292,267	-	58,292,267

Short-Term Investments	43,550	-	-	43,550
Total Investments in Securities	$43,550	$58,292,267	$-	$58,335,817

Rainier International Discovery Fund^
	Level 1	Level 2	Level 3	Total

Equity
Common Stocks	$28,027,811	$154,864,525	$-	$182,892,336
Total Equity	28,027,811	154,864,525	-	182,892,336

Short-Term Investments	13,189,286	-	-	13,189,286
Total Investments in Securities	$41,217,097	$154,864,525	$-	$196,081,622

Rainier Large Cap Growth Equity Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stock	$967,783	$-	$-	$967,783
Total Equity	967,783	-	-	967,783

Short-Term Investments	21,905	-	-	21,905
Total Investments in Securities	$989,688	$-	$-	$989,688

Rainier International Discovery Fund (*)
Transfers out of Level 1	$(127,670,737)
Transfers into Level 2	$127,670,737
Net transfers	$-

* Transfers between Level 1 and Level 2 for the Rainier International Discovery Fund represent positions held at the last annual reporting date (3/31/16) as Level 1 and current reporting date (6/30/16) as Level 2, due to the use of systematic fair valuation on June 30, 2016.
There were no other transfers between levels in the other Funds during the reporting period.
^ See Schedule of Investments for additional detailed categorizations.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rainier Investment Management Mutual Funds

By        /s/ Michele T. Mosca
             Michele T. Mosca
             Chief Executive Officer and President

Date     August 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Rainier Investment Management Mutual Funds

By        /s/ Michele T. Mosca
             Michele T. Mosca
             Chief Executive Officer and President

Date     August 22, 2016

By        /s/ Elisa Enns
             Elisa Enns
             Chief Financial Officer and Treasurer

Date     August 22, 2016

* Print the name and title of each signing officer under his or her signature.